TAXES BASED ON INCOME - Increase (Decrease) in Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
TAXES BASED ON INCOME
Computed tax at 35% of income before taxes	$ 206.7	$ 167.0	$ 143.1
U.S statutory income tax rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	$ (3.2)	$ 2.2	$ 1.3
Tax Cuts and Jobs Act	172.0
Foreign earnings taxed at different rates	(40.2)	27.0	(7.5)
Excess tax benefits associated with stock based payments	(16.0)
Valuation allowance	(1.4)	(11.9)	0.9
Corporate-owned life insurance	(6.7)	(4.3)	(1.9)
U.S. federal research and development tax credits	(4.9)	(2.9)	(2.6)
Tax contingencies and audit settlements	(1.9)	(20.7)	5.1
Other items, net	3.3		(3.9)
Provision for income taxes	307.7	$ 156.4	$ 134.5
Net tax charge result from TCJA	172.0
Tax benefit recognized as a result of the adoption of the accounting guidance update related to stock-based payments	$ 16.0